INCOME TAX EXPENSES	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
INCOME TAX EXPENSES

27.	INCOME TAX EXPENSES

Income tax

Cayman Islands

The Cayman Islands currently levy no taxes on individuals or corporations based upon profits, income, gains or appreciations and there is no taxation in the nature of inheritance tax or estate duty. There are no other taxes likely to be material to the Company levied by the Government of the Cayman Islands save for certain stamp duties which may be applicable, from time to time, on certain instruments.

Japan

All group companies are incorporated in Japan and are subject to Japan corporate tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Japan tax laws. The applicable tax rate is 34.6% in Japan.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The components of income tax expense reported in the consolidated statements of profit or loss and comprehensive income are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Current income tax expense	97,381	75,515	182,808	1,124
Deferred tax benefit	(3,189)	(41,401)	(116,348)	(715)
Total	94,192	34,114	66,460	409

A reconciliation of the statutory tax rate to the effective tax rate is presented below:

	For the years ended June 30,
	2024		2025		2026
	JPY’000		JPY’000		JPY’000
Income tax rate in the Cayman Islands, permanent tax holiday	—	0.0%	—	0.0%	—	0.0%
Japanese statutory tax rate	80,075	34.6%	17,007	34.6%	29,121	34.6%
Different tax rates in Japan and other jurisdiction	8,563	3.7%	5,746	11.7%	23,559	27.8%
Effect of non-deductible expenses	3,934	1.7%	4,610	9.4%	8,693	10.3%
Effect of tax losses not recognized	1,620	0.7%	6,751	13.7%	5,087	6.0%
Effective income tax rate	94,192	40.7%	34,114	69.4%	66,460	78.7%

Deferred tax assets and liabilities

The breakdown of the net deferred tax assets and liabilities is as follows:

	As of July 1, 2023	(Charged)/ credited to profit or loss	As of June 30, 2024	(Charged)/ credited to profit or loss	As of June 30, 2025	(Charged)/ credited to profit or loss	As of June 30, 2026	As of June 30, 2026
	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	JPY’000	US$’000
Expected credit losses	22,357	(313)	22,044	10,111	32,155	56,778	88,933	548
Lease liabilities	571,237	(31,430)	539,807	(108,506)	431,301	(44,371)	386,930	2,379
Net operating loss carry forwards	—	—	—	41,525	41,525	42,605	84,130	517
Provision for asset retirement obligation	6,017	191	6,208	(6,058)	150	(150)	—	—
Fair value change on financial assets at fair value through profit or loss	—	—	—	—	—	14,862	14,862	91
Total deferred tax assets	599,611	(31,552)	568,059	(62,928)	505,131	69,724	574,855	3,535

Right-of-use assets	499,225	(59,335)	439,890	(109,299)	330,591	(31,485)	299,106	1,839
Investment in sublease	78,568	24,594	103,162	4,970	108,132	(15,139)	92,993	572
Total deferred tax liabilities	577,793	(34,741)	543,052	(104,329)	438,723	(46,624)	392,099	2,411
Deferred tax assets, net	21,818	3,189	25,007	41,401	66,408	116,348	182,756	1,124

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS